Employee benefits - Level three rollforward (Details) - Defined pension benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 9,493	$ 9,743
Return on plan assets:
Exchange rate differences	674	(524)
Fair value of plan assets at December 31	10,534	9,493
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,243	1,323
Return on plan assets:
Assets still held at December 31	31	73
Assets sold during the year	15	11
Purchases (sales)	138	(91)
Transfers (from) into Level 3		(2)
Exchange rate differences	71	(71)
Fair value of plan assets at December 31	1,498	1,243
Private equity
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	114
Return on plan assets:
Fair value of plan assets at December 31	128	114
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	114	123
Return on plan assets:
Assets still held at December 31	4	(9)
Assets sold during the year	10	15
Purchases (sales)	(6)	(13)
Transfers (from) into Level 3		1
Exchange rate differences	6	(3)
Fair value of plan assets at December 31	128	114
Hedge funds
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	13
Return on plan assets:
Fair value of plan assets at December 31	15	13
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	13	94
Return on plan assets:
Assets sold during the year		(4)
Purchases (sales)	2	(77)
Fair value of plan assets at December 31	15	13
Real estate
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,149
Return on plan assets:
Fair value of plan assets at December 31	1,364	1,149
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,116	1,106
Return on plan assets:
Assets still held at December 31	27	82
Assets sold during the year	5
Purchases (sales)	142	(1)
Transfers (from) into Level 3		(3)
Exchange rate differences	65	(68)
Fair value of plan assets at December 31	1,355	1,116
Commodity contracts
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	67
Return on plan assets:
Fair value of plan assets at December 31	$ 73	$ 67